Marketable Securities	12 Months Ended
Dec. 31, 2021
Marketable Securities
Marketable Securities
Note 8: Marketable securities

Total
Balance at December 31, 2019	$346
Additions upon acquisition of Eastmain (a)	1,662
Additions	102
Unrealized net gain	565
Balance at December 31, 2020	$2,675
Additions	110
Sale of marketable securities	(1,000)
Realized loss on disposition	(311)
Unrealized net loss	(869)
Balance at December 31, 2021	$605

(a)

As part of the acquisition of Eastmain on October 9, 2020, the Company acquired certain shares and warrants in publicly traded entities valued at $1,662 (note 6). The change in fair value for the acquired securities recognized during the year ended December 31, 2020 was calculated for the period from deemed acquisition date of October 9, 2020 to December 31, 2020 and is included in unrealized net gain.

During the year ended December 31, 2021, the Company sold 1,581,177 common shares of Benz Mining Corp (“Benz Mining”) for total proceeds of $1,000. Upon disposition, the Company realized a loss of $311, representing the decline in market value from the deemed date of acquisition of the shares on October 9, 2020, as part of the acquisition of Eastmain (note 6), to date of disposition. As at December 31, 2021, the Company held 174,658 common shares of Benz Mining, received in respect of an option payment on certain mineral properties (note 11). The Company also holds 500,000 warrants which may be exchanged for 500,000 common shares of Benz Mining, with an exercise price of $0.12 and an expiry date of April 27, 2023.

Purchases and sales of marketable securities are accounted for as of the trade date.